Derivative Instruments	3 Months Ended
Mar. 31, 2025
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 5: - DERIVATIVE INSTRUMENTS

The Company enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and related expenses that are designated as cash flow hedges) and trade receivables denominated in currencies other than U.S. dollar.

The Company currently hedges such future exposures for a maximum period of two years. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Company records all derivatives on the consolidated balance sheets at fair value in accordance with ASC No. 820 at Level 2. Cash flow hedges are recorded in other comprehensive income (loss) until the hedged item is recognized in earnings. The Company does not enter into derivative transactions for trading purposes. The impact of the ineffective hedge transactions on the net income (loss) for the three months ended March 31, 2025 and 2024, was $593 and $(188), respectively.

The Company had a net unrealized gain (loss) associated with cash flow hedges of $ (334) and $125 recorded in other comprehensive gain (loss) as of the three months ended March 31, 2025 and 2024, respectively. As of March 31, 2025, and December 31, 2024, the Company had outstanding hedge transactions in the net amount of $ 28,515 and $ 30,354, respectively.

The notional amounts of outstanding foreign currency contracts in U.S. dollar as of the periods presented were as follows:

	March 31,	December 31,
	2025	2024
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$(334)	$342
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	88	18
Total derivative instruments	$(246)	$360

Gain or loss on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive profit (loss) to cost of revenues for the three months ended March 31, 2025 and 2024 were $ 120 and $122 respectively. The amount reclassified from other comprehensive profit (loss) to operating expenses for the three months ended March 31, 2025 and 2024 were $  98 and $ 102, respectively.

The amount reclassified from other comprehensive profit (loss) to Sales and marketing expenses for the three months ended March 31, 2025 and 2024 were $ 29 and $ 27, respectively.

The amount reclassified from other comprehensive profit (loss) to General and administrative expenses for the three months ended March 31, 2025 and 2024 were $ 23 and $ 23, respectively.

The amount reclassified from other comprehensive profit (loss) to Research and development expenses for the three months ended March 31, 2025 and 2024 were $ 46 and $ 52, respectively.

Non-designated hedges:

The Company also uses foreign currency forward contracts to mitigate variability in gains and losses generated from the re-measurement of certain monetary assets and liabilities denominated in foreign currencies. These derivatives do not qualify for special hedge accounting treatment. These derivatives are carried at fair value with changes recorded in financial income, net. Changes in the fair value of these derivatives are largely offset by the re-measurement of the underlying assets and liabilities. The derivatives have maturities of up to twelve months.

As of March 31 2025 and 2024, the Company’s outstanding non-hedge transactions were $ 11,435 and $ 8,032, respectively.

The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of March 31, 2025 and December 31, 2024, as assets and liabilities are as follows:

		March 31,	December 31,
Foreign exchange forward and options contracts	Balance sheet	2025	2024

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$88	$18
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	-	-

Total derivatives non-designated as hedging instruments		$88	$18